Other Noncurrent Liabilities	12 Months Ended
Mar. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Other Noncurrent Liabilities
11.	OTHER NONCURRENT LIABILITIES
Other noncurrent liabilities are composed of the following items:

	March 31,
	2020	2019
Acquired contract liabilities, net	$92,962	$184,612
Accrued warranties	31,036	39,418
Accrued workers’ compensation	13,603	13,501
Noncurrent contract liabilities	91,265	156,332
Operating lease liabilities	54,687	—
Environmental contingencies	18,060	16,040
Income tax reserves	594	551
All other	3,962	14,095

Total other noncurrent liabilities	$306,169	$424,549